Annual Fund Operating Expenses (Vanguard Managed Payout Fund Retail)	Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.42%
Total Annual Fund Operating Expenses	0.42%	[1]

[1]	The expense information shown in the table has been restated to reflect current expenses.